Offerings	Aug. 17, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	2,381,150
Proposed Maximum Offering Price per Unit | $ / shares	65.7
Maximum Aggregate Offering Price	$ 156,441,555
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,604.58
Offering Note

(1)
On May 20, 2026, Vivmark Residential (the “Company”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AvalonBay Communities, Inc. (“AvalonBay”), ERP Operating Limited Partnership (the “Operating Partnership”) and Canopy Merger Sub LLC. On August 17, 2026 (the “Effective Time”), the Company completed the transactions contemplated by the Merger Agreement. The amount registered represents 2,381,150 common shares of beneficial interest, par value $0.01 per share, of the Company (“Common Shares”), which may be issuable upon the vesting or settlement of certain outstanding equity awards granted under the AvalonBay Communities, Inc. Second Amended and Restated 2009 Equity Incentive Plan, which were assumed by the Company and converted into equity awards pursuant to the Merger Agreement.

(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional Common Shares that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding Common Shares.

(5)
The proposed maximum offering price per share and proposed maximum aggregate offering price for the Common Shares covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The price of $65.70 per share represents the average of the high and low sales prices of the Common Shares as reported on the New York Stock Exchange on August 13, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	34,714
Proposed Maximum Offering Price per Unit | $ / shares	65.7
Maximum Aggregate Offering Price	$ 2,280,709.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 314.97
Offering Note

(2)
The amount registered represents 34,714 Common Shares, which may be issuable upon the vesting or settlement of certain outstanding equity awards granted under the AvalonBay Communities, Inc. 2026 Equity Incentive Plan (the “2026 Plan”), which were assumed by the Company and converted into equity awards pursuant to the Merger Agreement.

(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional Common Shares that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding Common Shares.

(5)
The proposed maximum offering price per share and proposed maximum aggregate offering price for the Common Shares covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The price of $65.70 per share represents the average of the high and low sales prices of the Common Shares as reported on the New York Stock Exchange on August 13, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit | $ / shares	65.7
Maximum Aggregate Offering Price	$ 147,825,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,414.63
Offering Note

(3)
The amount registered represents 2,250,000 Common Shares, which may be issuable pursuant to equity awards to be granted after the Effective Time to eligible individuals (which shall exclude individuals who were employed by the Company and its subsidiaries prior to the Effective Time) from the share reserve remaining, as of the Effective Time, under the 2026 Plan (as adjusted to reflect the transactions contemplated under the Merger Agreement) assumed by the Company in connection with the transactions contemplated under the Merger Agreement.

(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional Common Shares that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding Common Shares.

(5)
The proposed maximum offering price per share and proposed maximum aggregate offering price for the Common Shares covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The price of $65.70 per share represents the average of the high and low sales prices of the Common Shares as reported on the New York Stock Exchange on August 13, 2026.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered	20,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 20,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762
Offering Note

(6)
The deferred compensation obligations are securities representing obligations of the Company to pay deferred compensation under the AvalonBay Communities, Inc. Deferred Compensation Plan according to the terms of the Deferred Compensation Plan, as in effect on the date of this Registration Statement.